Notes to the consolidated statements of income (Tables)	9 Months Ended
Sep. 30, 2020
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	For the three months ended
	September 30,
	2020			2019
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	3,099,844	—	3,099,844	3,155,050	—	3,155,050
Care Coordination	327,560	72,033	399,593	271,307	65,959	337,266
	3,427,404	72,033	3,499,437	3,426,357	65,959	3,492,316

Health care products
Dialysis products	866,144	24,459	890,603	877,008	29,869	906,877
Non-dialysis products	23,728	—	23,728	19,810	—	19,810
	889,872	24,459	914,331	896,818	29,869	926,687
Total	4,317,276	96,492	4,413,768	4,323,175	95,828	4,419,003

	For the nine months ended
	September 30,
	2020			2019
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	9,522,094	—	9,522,094	9,232,698	—	9,232,698
Care Coordination	955,851	230,024	1,185,875	849,788	182,335	1,032,123
	10,477,945	230,024	10,707,969	10,082,486	182,335	10,264,821
Health care products
Dialysis products	2,599,606	75,720	2,675,326	2,479,262	96,756	2,576,018
Non-dialysis products	75,614	—	75,614	55,753	—	55,753
	2,675,220	75,720	2,750,940	2,535,015	96,756	2,631,771
Total	13,153,165	305,744	13,458,909	12,617,501	279,091	12,896,592

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	353,502	332,584	987,193	857,113

Denominators:
Weighted average number of shares outstanding	292,817,296	301,440,412	294,458,296	303,832,868
Potentially dilutive shares	251,979	—	230,751	83,518
Basic earnings per share	1.21	1.10	3.35	2.82
Diluted earnings per share	1.21	1.10	3.35	2.82

Schedule of number of shares acquired in the context of the buy-back programs as well as the repurchased treasury stock

		Total number of shares
		purchased and retired
		as part of publicly
	Average price per	announced plans or	Total value of
Period	share	programs	shares (1)
	in €		in € THOUS
December 31, 2018	51.00	999,951	50,993
Purchase of Treasury Stock
March 2019	69.86	1,629,240	113,816
April 2019	72.83	1,993,974	145,214
May 2019	72.97	147,558	10,766
Repurchased Treasury Stock	71.55	3,770,772	269,796

Retirement of repurchased Treasury Stock
June 2019	71.55	3,770,772	269,796

Purchase of Treasury Stock
June 2019	67.11	504,672	33,870
July 2019	66.77	1,029,655	68,748
August 2019	57.53	835,208	48,050
September 2019	59.67	627,466	37,445
October 2019	57.85	692,910	40,084
November 2019	64.78	852,859	55,245
December 2019	63.85	564,908	36,067
Repurchased Treasury Stock	62.55	5,107,678	319,509
December 31, 2019	60.66	6,107,629	370,502

Purchase of Treasury Stock
January 2020	84.37	124,398	10,495
February 2020 (2)	249.10	25,319	6,307
March 2020	63.05	4,842,943	305,362
April 2020	63.07	694,813	43,824
Repurchased Treasury Stock	64.35	5,687,473	365,988
TOTAL	62.44	11,795,102	736,490
(1)	The value of shares previously repurchased and included above as of December 31, 2018 is inclusive of fees (net of taxes) paid in the amount of approximately €11 (in € THOUS) for services rendered.
(2)

The purchase price of the shares of the program beginning on June 17, 2019 is based on the volume weighted average price of the Company's shares for the period and changes in the volume weighted average price resulted in retroactive adjustments to the purchase price, even if no shares were purchased. The February adjustment, in combination with lower shares purchased, resulted in a particularly high average price per share for the month.

Schedule that shows the amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount

Key assumptions							Sensitivity analysis
in %			Latin America				Change in percentage points	Latin America
	2020			2019				2020	2019
Pre-tax WACC	11.90	-	25.57	10.45	-	20.02	Pre-tax WACC	0.22	1.87
After-tax WACC	8.83	-	22.50	8.06	-	17.63	After-tax WACC	0.15	1.24